Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not grant equity awards in anticipation of the release of material non-public
information, and we do not time the release of material
non-public
information based on equity award grant dates or for the purposes of affecting the value of executive compensation. We do not have a formal policy with respect to the timing of our equity award grants. During fiscal year 2025, no options were granted within four business days prior to, or one business day following, the Company disclosing material non-public
information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false